Share-based compensation - Additional Information (Details) $ / shares in Units, $ in Thousands	1 Months Ended					12 Months Ended
	Mar. 31, 2023 $ / shares shares	Jun. 30, 2022 shares	Mar. 31, 2022 shares	Aug. 31, 2021 tranche $ / shares shares	Jun. 30, 2020 tranche $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Mar. 28, 2023 $ / shares	Dec. 31, 2021 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses | $						$ 16,297	$ 17,662	$ 23,492
Total unrecognized compensation costs relating to unvested share-based compensation awards | $						$ 41,572	$ 58,251
Expected to be recognized over a weighted average period						22 months
Right to receive, cash per share (in dollars per share) | $ / shares									$ 15.50
Restricted shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period						1 year
Granted (in shares)						0	0	5,556,610
Weighted average grant date fair value (in dollars per share) | $ / shares						$ 0	$ 0	$ 14.20
Shares forfeited during period (in shares)						0	0	0
Outstanding restricted stock units (in shares)						0	0	56,610		63,926
Restricted shares | Board of Directors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted (in shares)			4,000,000					56,610
Restricted shares | Chief Executive Officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted (in shares)		1,500,000
Phantom share units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period						3 years
Granted (in shares)						0	0	0
Stock converted during the period, shares, merger agreement (in shares)	455,000
Right to receive, cash per share (in dollars per share) | $ / shares	$ 15.50
Weighted average grant date fair value (in dollars per share) | $ / shares						$ 0	$ 0	$ 0
Shares forfeited during period (in shares)						0	455,000	0
Outstanding restricted stock units (in shares)						0	0	455,000		487,001
Restricted stock units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted (in shares)						0	0	336,313
Stock converted during the period, shares, merger agreement (in shares)	400,984
Right to receive, cash per share (in dollars per share) | $ / shares	$ 15.50
Weighted average grant date fair value (in dollars per share) | $ / shares						$ 0	$ 0	$ 14.45
Shares forfeited during period (in shares)						0	552,624	73,336
Vested (in shares)						300,000
Outstanding restricted stock units (in shares)						300,000	600,000	1,652,624		2,466,728
Restricted stock units | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period						2 years
Restricted stock units | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period						5 years
Restricted stock units | Chief Executive Officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period					5 years
Granted (in shares)					1,500,000
Vesting tranche | tranche					5
Weighted average grant date fair value (in dollars per share) | $ / shares					$ 7.25
Restricted stock units | Executive Officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted (in shares)				550,000
Vesting tranche | tranche				5
Weighted average grant date fair value (in dollars per share) | $ / shares				$ 13.44
Shares forfeited during period (in shares)								50,000
Restricted stock units | Senior Management
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period						2 years	2 years
Granted (in shares)							0
Forfeiture (in shares)							151,640	73,336
Stock options | Chief Executive Officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Right to receive, cash per share (in dollars per share) | $ / shares	$ 15.50					$ 15.50
Options, vested and unexercised (in shares)	1,100,000
Unvested options (in shares)						300,000	600,000